Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000202326
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Institutional Shares
Trading Symbol	BGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$153	1.46%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,009	10,055	10,000
Sep 14	9,936	9,774	10,001
Oct 14	9,936	9,776	10,001
Nov 14	9,936	9,740	10,001
Dec 14	9,886	9,673	10,001
Jan 15	9,934	9,658	10,001
Feb 15	10,058	9,579	10,001
Mar 15	10,058	9,487	10,001
Apr 15	10,096	9,588	10,002
May 15	10,096	9,416	10,002
Jun 15	10,000	9,375	10,002
Jul 15	10,010	9,396	10,001
Aug 15	9,972	9,407	10,003
Sep 15	9,838	9,455	10,003
Oct 15	9,915	9,475	10,002
Nov 15	9,896	9,318	10,003
Dec 15	9,787	9,368	10,006
Jan 16	9,737	9,449	10,007
Feb 16	9,657	9,659	10,009
Mar 16	9,717	9,920	10,014
Apr 16	9,797	10,052	10,016
May 16	9,837	9,917	10,017
Jun 16	9,827	10,207	10,021
Jul 16	9,927	10,284	10,024
Aug 16	9,987	10,234	10,026
Sep 16	9,997	10,290	10,031
Oct 16	10,077	10,005	10,033
Nov 16	10,067	9,607	10,035
Dec 16	10,137	9,563	10,039
Jan 17	10,228	9,671	10,044
Feb 17	10,258	9,717	10,048
Mar 17	10,248	9,732	10,049
Apr 17	10,278	9,841	10,056
May 17	10,318	9,994	10,061
Jun 17	10,318	9,985	10,070
Jul 17	10,378	10,153	10,078
Aug 17	10,378	10,253	10,088
Sep 17	10,428	10,161	10,096
Oct 17	10,488	10,122	10,105
Nov 17	10,468	10,235	10,114
Dec 17	10,488	10,270	10,125
Jan 18	10,580	10,393	10,137
Feb 18	10,580	10,301	10,147
Mar 18	10,539	10,410	10,161
Apr 18	10,570	10,243	10,174
May 18	10,509	10,166	10,190
Jun 18	10,468	10,121	10,207
Jul 18	10,499	10,104	10,223
Aug 18	10,529	10,114	10,241
Sep 18	10,549	10,027	10,257
Oct 18	10,499	9,915	10,275
Nov 18	10,387	9,946	10,296
Dec 18	10,302	10,147	10,315
Jan 19	10,442	10,302	10,335
Feb 19	10,517	10,242	10,354
Mar 19	10,571	10,371	10,377
Apr 19	10,678	10,340	10,396
May 19	10,646	10,480	10,420
Jun 19	10,732	10,712	10,443
Jul 19	10,796	10,682	10,462
Aug 19	10,850	10,900	10,483
Sep 19	10,904	10,789	10,502
Oct 19	10,914	10,861	10,522
Nov 19	10,968	10,778	10,535
Dec 19	11,067	10,841	10,550
Jan 20	11,123	10,980	10,564
Feb 20	11,090	11,053	10,580
Mar 20	10,276	10,806	10,611
Apr 20	10,454	11,018	10,611
May 20	10,633	11,066	10,612
Jun 20	10,744	11,165	10,613
Jul 20	10,900	11,521	10,615
Aug 20	10,967	11,503	10,616
Sep 20	10,922	11,462	10,617
Oct 20	10,956	11,473	10,618
Nov 20	11,279	11,681	10,619
Dec 20	11,505	11,838	10,620
Jan 21	11,597	11,734	10,621
Feb 21	11,737	11,532	10,622
Mar 21	11,737	11,310	10,623
Apr 21	11,818	11,453	10,623
May 21	11,864	11,560	10,624
Jun 21	11,922	11,458	10,623
Jul 21	11,876	11,611	10,624
Aug 21	11,910	11,563	10,624
Sep 21	11,910	11,357	10,625
Oct 21	11,864	11,330	10,624
Nov 21	11,829	11,297	10,625
Dec 21	11,905	11,281	10,626
Jan 22	11,797	11,050	10,625
Feb 22	11,665	10,918	10,627
Mar 22	11,641	10,586	10,630
Apr 22	11,521	10,006	10,632
May 22	11,341	10,033	10,639
Jun 22	10,981	9,711	10,642
Jul 22	11,113	9,918	10,647
Aug 22	11,137	9,526	10,665
Sep 22	10,873	9,037	10,692
Oct 22	10,849	8,975	10,709
Nov 22	10,921	9,397	10,743
Dec 22	10,952	9,448	10,782
Jan 23	11,160	9,758	10,816
Feb 23	11,199	9,434	10,851
Mar 23	11,108	9,732	10,898
Apr 23	11,290	9,775	10,932
May 23	11,303	9,584	10,975
Jun 23	11,355	9,583	11,025
Jul 23	11,433	9,649	11,069
Aug 23	11,485	9,517	11,119
Sep 23	11,537	9,239	11,170
Oct 23	11,498	9,129	11,220
Nov 23	11,706	9,589	11,270
Dec 23	11,936	9,988	11,323
Jan 24	12,057	9,850	11,371
Feb 24	12,098	9,726	11,418
Mar 24	12,192	9,780	11,469
Apr 24	12,192	9,533	11,518
May 24	12,353	9,658	11,573
Jun 24	12,420	9,672	11,621
Jul 24	12,541	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.69%	3.04%	2.29%
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 872,029,693
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 9,223,077
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202324
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Investor A Shares
Trading Symbol	BGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	9,609	10,055	10,000
Sep 14	9,530	9,774	10,001
Oct 14	9,539	9,776	10,001
Nov 14	9,530	9,740	10,001
Dec 14	9,480	9,673	10,001
Jan 15	9,526	9,658	10,001
Feb 15	9,636	9,579	10,001
Mar 15	9,636	9,487	10,001
Apr 15	9,673	9,588	10,002
May 15	9,673	9,416	10,002
Jun 15	9,581	9,375	10,002
Jul 15	9,590	9,396	10,001
Aug 15	9,545	9,407	10,003
Sep 15	9,426	9,455	10,003
Oct 15	9,490	9,475	10,002
Nov 15	9,471	9,318	10,003
Dec 15	9,365	9,368	10,006
Jan 16	9,317	9,449	10,007
Feb 16	9,231	9,659	10,009
Mar 16	9,288	9,920	10,014
Apr 16	9,365	10,052	10,016
May 16	9,403	9,917	10,017
Jun 16	9,394	10,207	10,021
Jul 16	9,480	10,284	10,024
Aug 16	9,538	10,234	10,026
Sep 16	9,547	10,290	10,031
Oct 16	9,624	10,005	10,033
Nov 16	9,605	9,607	10,035
Dec 16	9,672	9,563	10,039
Jan 17	9,758	9,671	10,044
Feb 17	9,778	9,717	10,048
Mar 17	9,778	9,732	10,049
Apr 17	9,797	9,841	10,056
May 17	9,835	9,994	10,061
Jun 17	9,835	9,985	10,070
Jul 17	9,893	10,153	10,078
Aug 17	9,893	10,253	10,088
Sep 17	9,931	10,161	10,096
Oct 17	9,979	10,122	10,105
Nov 17	9,960	10,235	10,114
Dec 17	9,983	10,270	10,125
Jan 18	10,070	10,393	10,137
Feb 18	10,070	10,301	10,147
Mar 18	10,021	10,410	10,161
Apr 18	10,050	10,243	10,174
May 18	9,983	10,166	10,190
Jun 18	9,944	10,121	10,207
Jul 18	9,973	10,104	10,223
Aug 18	10,002	10,114	10,241
Sep 18	10,021	10,027	10,257
Oct 18	9,973	9,915	10,275
Nov 18	9,857	9,946	10,296
Dec 18	9,784	10,147	10,315
Jan 19	9,906	10,302	10,335
Feb 19	9,978	10,242	10,354
Mar 19	10,029	10,371	10,377
Apr 19	10,131	10,340	10,396
May 19	10,090	10,480	10,420
Jun 19	10,171	10,712	10,443
Jul 19	10,233	10,682	10,462
Aug 19	10,284	10,900	10,483
Sep 19	10,335	10,789	10,502
Oct 19	10,335	10,861	10,522
Nov 19	10,386	10,778	10,535
Dec 19	10,483	10,841	10,550
Jan 20	10,536	10,980	10,564
Feb 20	10,493	11,053	10,580
Mar 20	9,723	10,806	10,611
Apr 20	9,892	11,018	10,611
May 20	10,061	11,066	10,612
Jun 20	10,166	11,165	10,613
Jul 20	10,314	11,521	10,615
Aug 20	10,367	11,503	10,616
Sep 20	10,314	11,462	10,617
Oct 20	10,346	11,473	10,618
Nov 20	10,652	11,681	10,619
Dec 20	10,871	11,838	10,620
Jan 21	10,947	11,734	10,621
Feb 21	11,068	11,532	10,622
Mar 21	11,078	11,310	10,623
Apr 21	11,144	11,453	10,623
May 21	11,188	11,560	10,624
Jun 21	11,242	11,458	10,623
Jul 21	11,199	11,611	10,624
Aug 21	11,232	11,563	10,624
Sep 21	11,221	11,357	10,625
Oct 21	11,177	11,330	10,624
Nov 21	11,144	11,297	10,625
Dec 21	11,211	11,281	10,626
Jan 22	11,109	11,050	10,625
Feb 22	10,974	10,918	10,627
Mar 22	10,951	10,586	10,630
Apr 22	10,838	10,006	10,632
May 22	10,669	10,033	10,639
Jun 22	10,330	9,711	10,642
Jul 22	10,443	9,918	10,647
Aug 22	10,476	9,526	10,665
Sep 22	10,217	9,037	10,692
Oct 22	10,194	8,975	10,709
Nov 22	10,262	9,397	10,743
Dec 22	10,292	9,448	10,782
Jan 23	10,487	9,758	10,816
Feb 23	10,511	9,434	10,851
Mar 23	10,426	9,732	10,898
Apr 23	10,596	9,775	10,932
May 23	10,609	9,584	10,975
Jun 23	10,657	9,583	11,025
Jul 23	10,730	9,649	11,069
Aug 23	10,779	9,517	11,119
Sep 23	10,816	9,239	11,170
Oct 23	10,779	9,129	11,220
Nov 23	10,974	9,589	11,270
Dec 23	11,187	9,988	11,323
Jan 24	11,300	9,850	11,371
Feb 24	11,338	9,726	11,418
Mar 24	11,425	9,780	11,469
Apr 24	11,425	9,533	11,518
May 24	11,564	9,658	11,573
Jun 24	11,639	9,672	11,621
Jul 24	11,739	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.40%	2.79%	2.03%
Investor A Shares (with sales charge)...
	5.03	1.95	1.62
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 872,029,693
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 9,223,077
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202325
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Investor C Shares
Trading Symbol	BGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$254	2.44%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,000	10,055	10,000
Sep 14	9,917	9,774	10,001
Oct 14	9,917	9,776	10,001
Nov 14	9,899	9,740	10,001
Dec 14	9,842	9,673	10,001
Jan 15	9,890	9,658	10,001
Feb 15	9,995	9,579	10,001
Mar 15	9,985	9,487	10,001
Apr 15	10,023	9,588	10,002
May 15	10,014	9,416	10,002
Jun 15	9,918	9,375	10,002
Jul 15	9,918	9,396	10,001
Aug 15	9,861	9,407	10,003
Sep 15	9,727	9,455	10,003
Oct 15	9,794	9,475	10,002
Nov 15	9,765	9,318	10,003
Dec 15	9,656	9,368	10,006
Jan 16	9,596	9,449	10,007
Feb 16	9,506	9,659	10,009
Mar 16	9,556	9,920	10,014
Apr 16	9,626	10,052	10,016
May 16	9,666	9,917	10,017
Jun 16	9,646	10,207	10,021
Jul 16	9,735	10,284	10,024
Aug 16	9,785	10,234	10,026
Sep 16	9,785	10,290	10,031
Oct 16	9,855	10,005	10,033
Nov 16	9,835	9,607	10,035
Dec 16	9,895	9,563	10,039
Jan 17	9,975	9,671	10,044
Feb 17	9,995	9,717	10,048
Mar 17	9,985	9,732	10,049
Apr 17	10,005	9,841	10,056
May 17	10,035	9,994	10,061
Jun 17	10,025	9,985	10,070
Jul 17	10,075	10,153	10,078
Aug 17	10,065	10,253	10,088
Sep 17	10,104	10,161	10,096
Oct 17	10,154	10,122	10,105
Nov 17	10,124	10,235	10,114
Dec 17	10,144	10,270	10,125
Jan 18	10,224	10,393	10,137
Feb 18	10,214	10,301	10,147
Mar 18	10,164	10,410	10,161
Apr 18	10,184	10,243	10,174
May 18	10,114	10,166	10,190
Jun 18	10,065	10,121	10,207
Jul 18	10,094	10,104	10,223
Aug 18	10,104	10,114	10,241
Sep 18	10,124	10,027	10,257
Oct 18	10,065	9,915	10,275
Nov 18	9,945	9,946	10,296
Dec 18	9,861	10,147	10,315
Jan 19	9,976	10,302	10,335
Feb 19	10,049	10,242	10,354
Mar 19	10,091	10,371	10,377
Apr 19	10,185	10,340	10,396
May 19	10,143	10,480	10,420
Jun 19	10,216	10,712	10,443
Jul 19	10,268	10,682	10,462
Aug 19	10,321	10,900	10,483
Sep 19	10,363	10,789	10,502
Oct 19	10,352	10,861	10,522
Nov 19	10,404	10,778	10,535
Dec 19	10,486	10,841	10,550
Jan 20	10,529	10,980	10,564
Feb 20	10,486	11,053	10,580
Mar 20	9,714	10,806	10,611
Apr 20	9,875	11,018	10,611
May 20	10,036	11,066	10,612
Jun 20	10,133	11,165	10,613
Jul 20	10,272	11,521	10,615
Aug 20	10,326	11,503	10,616
Sep 20	10,261	11,462	10,617
Oct 20	10,283	11,473	10,618
Nov 20	10,583	11,681	10,619
Dec 20	10,794	11,838	10,620
Jan 21	10,871	11,734	10,621
Feb 21	10,981	11,532	10,622
Mar 21	10,981	11,310	10,623
Apr 21	11,046	11,453	10,623
May 21	11,079	11,560	10,624
Jun 21	11,123	11,458	10,623
Jul 21	11,068	11,611	10,624
Aug 21	11,101	11,563	10,624
Sep 21	11,079	11,357	10,625
Oct 21	11,035	11,330	10,624
Nov 21	10,981	11,297	10,625
Dec 21	11,049	11,281	10,626
Jan 22	10,936	11,050	10,625
Feb 22	10,802	10,918	10,627
Mar 22	10,768	10,586	10,630
Apr 22	10,656	10,006	10,632
May 22	10,476	10,033	10,639
Jun 22	10,140	9,711	10,642
Jul 22	10,252	9,918	10,647
Aug 22	10,285	9,526	10,665
Sep 22	10,030	9,037	10,692
Oct 22	10,008	8,975	10,709
Nov 22	10,075	9,397	10,743
Dec 22	10,104	9,448	10,782
Jan 23	10,296	9,758	10,816
Feb 23	10,319	9,434	10,851
Mar 23	10,236	9,732	10,898
Apr 23	10,403	9,775	10,932
May 23	10,415	9,584	10,975
Jun 23	10,463	9,583	11,025
Jul 23	10,535	9,649	11,069
Aug 23	10,583	9,517	11,119
Sep 23	10,618	9,239	11,170
Oct 23	10,583	9,129	11,220
Nov 23	10,774	9,589	11,270
Dec 23	10,983	9,988	11,323
Jan 24	11,094	9,850	11,371
Feb 24	11,131	9,726	11,418
Mar 24	11,217	9,780	11,469
Apr 24	11,217	9,533	11,518
May 24	11,353	9,658	11,573
Jun 24	11,427	9,672	11,621
Jul 24	11,525	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.64%	2.01%	1.43%
Investor C Shares (with sales charge)...
	7.64	2.01	1.43
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 872,029,693
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 9,223,077
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202327
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Class K Shares
Trading Symbol	BDMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$144	1.37%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,009	10,055	10,000
Sep 14	9,936	9,774	10,001
Oct 14	9,936	9,776	10,001
Nov 14	9,936	9,740	10,001
Dec 14	9,886	9,673	10,001
Jan 15	9,934	9,658	10,001
Feb 15	10,058	9,579	10,001
Mar 15	10,058	9,487	10,001
Apr 15	10,096	9,588	10,002
May 15	10,096	9,416	10,002
Jun 15	10,000	9,375	10,002
Jul 15	10,010	9,396	10,001
Aug 15	9,972	9,407	10,003
Sep 15	9,838	9,455	10,003
Oct 15	9,915	9,475	10,002
Nov 15	9,896	9,318	10,003
Dec 15	9,787	9,368	10,006
Jan 16	9,737	9,449	10,007
Feb 16	9,657	9,659	10,009
Mar 16	9,727	9,920	10,014
Apr 16	9,807	10,052	10,016
May 16	9,857	9,917	10,017
Jun 16	9,837	10,207	10,021
Jul 16	9,937	10,284	10,024
Aug 16	9,997	10,234	10,026
Sep 16	10,007	10,290	10,031
Oct 16	10,087	10,005	10,033
Nov 16	10,077	9,607	10,035
Dec 16	10,147	9,563	10,039
Jan 17	10,238	9,671	10,044
Feb 17	10,268	9,717	10,048
Mar 17	10,268	9,732	10,049
Apr 17	10,298	9,841	10,056
May 17	10,338	9,994	10,061
Jun 17	10,338	9,985	10,070
Jul 17	10,398	10,153	10,078
Aug 17	10,398	10,253	10,088
Sep 17	10,448	10,161	10,096
Oct 17	10,508	10,122	10,105
Nov 17	10,488	10,235	10,114
Dec 17	10,517	10,270	10,125
Jan 18	10,609	10,393	10,137
Feb 18	10,609	10,301	10,147
Mar 18	10,568	10,410	10,161
Apr 18	10,598	10,243	10,174
May 18	10,527	10,166	10,190
Jun 18	10,487	10,121	10,207
Jul 18	10,527	10,104	10,223
Aug 18	10,558	10,114	10,241
Sep 18	10,588	10,027	10,257
Oct 18	10,527	9,915	10,275
Nov 18	10,416	9,946	10,296
Dec 18	10,339	10,147	10,315
Jan 19	10,468	10,302	10,335
Feb 19	10,543	10,242	10,354
Mar 19	10,608	10,371	10,377
Apr 19	10,716	10,340	10,396
May 19	10,683	10,480	10,420
Jun 19	10,769	10,712	10,443
Jul 19	10,834	10,682	10,462
Aug 19	10,888	10,900	10,483
Sep 19	10,942	10,789	10,502
Oct 19	10,953	10,861	10,522
Nov 19	11,006	10,778	10,535
Dec 19	11,115	10,841	10,550
Jan 20	11,171	10,980	10,564
Feb 20	11,126	11,053	10,580
Mar 20	10,321	10,806	10,611
Apr 20	10,500	11,018	10,611
May 20	10,679	11,066	10,612
Jun 20	10,791	11,165	10,613
Jul 20	10,947	11,521	10,615
Aug 20	11,014	11,503	10,616
Sep 20	10,970	11,462	10,617
Oct 20	11,003	11,473	10,618
Nov 20	11,327	11,681	10,619
Dec 20	11,562	11,838	10,620
Jan 21	11,655	11,734	10,621
Feb 21	11,783	11,532	10,622
Mar 21	11,795	11,310	10,623
Apr 21	11,876	11,453	10,623
May 21	11,923	11,560	10,624
Jun 21	11,981	11,458	10,623
Jul 21	11,934	11,611	10,624
Aug 21	11,969	11,563	10,624
Sep 21	11,969	11,357	10,625
Oct 21	11,923	11,330	10,624
Nov 21	11,888	11,297	10,625
Dec 21	11,972	11,281	10,626
Jan 22	11,864	11,050	10,625
Feb 22	11,719	10,918	10,627
Mar 22	11,695	10,586	10,630
Apr 22	11,575	10,006	10,632
May 22	11,406	10,033	10,639
Jun 22	11,044	9,711	10,642
Jul 22	11,177	9,918	10,647
Aug 22	11,201	9,526	10,665
Sep 22	10,936	9,037	10,692
Oct 22	10,911	8,975	10,709
Nov 22	10,984	9,397	10,743
Dec 22	11,013	9,448	10,782
Jan 23	11,222	9,758	10,816
Feb 23	11,261	9,434	10,851
Mar 23	11,183	9,732	10,898
Apr 23	11,366	9,775	10,932
May 23	11,379	9,584	10,975
Jun 23	11,431	9,583	11,025
Jul 23	11,510	9,649	11,069
Aug 23	11,562	9,517	11,119
Sep 23	11,614	9,239	11,170
Oct 23	11,575	9,129	11,220
Nov 23	11,784	9,589	11,270
Dec 23	12,013	9,988	11,323
Jan 24	12,135	9,850	11,371
Feb 24	12,175	9,726	11,418
Mar 24	12,270	9,780	11,469
Apr 24	12,283	9,533	11,518
May 24	12,432	9,658	11,573
Jun 24	12,513	9,672	11,621
Jul 24	12,621	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.66%	3.10%	2.36%
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 872,029,693
Holdings Count | Holding	926
Advisory Fees Paid, Amount	$ 9,223,077
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.